Legal Proceedings - Additional Information (Details) - Plaintiffs	3 Months Ended
Sep. 30, 2022 USD ($)
Disclosure Of Legal Proceedings [Line Items]
Provision for litigation settlements	$ 2,000,000.0
Admission of liability	$ 0